Investments in Other Companies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of interests in other entities [text block] [Abstract]
Schedule of investments in other companies
		Ownership				Investment
		Interest		Equity		Assets		Income
		2019	2020	2019	2020	2019	2020	2018	2019	2020
Company	Shareholder	%	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Associates
Transbank S.A.	Banco de Chile	26.16	26.16	82,667	67,337	21,973	17,613	3,262	3,505	(4,360)
Administrador Financiero del Transantiago S.A.	Banco de Chile	20.00	20.00	19,174	19,171	3,985	3,951	582	390	389
Redbanc S.A.	Banco de Chile	38.13	38.13	9,221	8,663	3,549	3,307	325	330	(242)
Centro de Compensación Automatizado S.A.	Banco de Chile	33.33	33.33	6,464	8,182	2,184	2,787	305	294	603
Sociedad Operadora de Tarjetas de Crédito Nexus S.A.	Banco de Chile	29.63	29.63	17,675	8,626	5,238	2,556	735	5	(2,682)
Sociedad Interbancaria de Depósitos de Valores S.A.	Banco de Chile	26.81	26.81	4,811	5,526	1,359	1,564	204	231	276
Servicios de Infraestructura de Mercado OTC S.A.	Banco de Chile	12.33	12.33	12,470	12,248	1,538	1,510	56	59	(24)
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Banco de Chile	15.00	15.00	6,290	6,436	958	980	58	29	29
Subtotal				158,772	136,189	40,784	34,268	5,527	4,843	(6,011)

Joint Venture
Servipag Ltda.	Banco de Chile	50.00	50.00	12,292	13,268	6,271	6,631	701	572	359
Artikos Chile S.A.	Banco de Chile	50.00	50.00	2,399	2,547	1,387	1,439	583	624	553
Subtotal				14,691	15,815	7,658	8,070	1,284	1,196	912

Total				173,463	152,004	48,442	42,338	6,811	6,039	(5,099)

Schedule of total carrying amount of the Bank's associates
	2019
Associate’s statement of financial position	Centro de Compensación Automatizado S.A.	Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Sociedad Operadora de Tarjetas de Crédito Nexus S.A.	Sociedad Interbancaria de Depósitos de Valores S.A.	Redbanc S.A.	Transbank S.A.	Administrador Financiero del Transantiago S.A.	Sociedad Imerc OTC S.A.	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Current assets	5,087	6,019	9,586	113	7,047	1,118,388	54,120	21,585	1,221,945
Non-current assets	3,463	1,353	21,561	4,961	16,366	99,060	592	8,216	155,572
Total Assets	8,550	7,372	31,147	5,074	23,413	1,217,448	54,712	29,801	1,377,517

Current liabilities	1,947	769	7,951	263	7,688	1,130,800	34,234	16,789	1,200,441
Non-current liabilities	139	313	5,521	—	6,504	3,981	1,304	533	18,295
Total Liabilities	2,086	1,082	13,472	263	14,192	1,134,781	35,538	17,322	1,218,736
Equity	6,464	6,290	17,675	4,811	9,221	82,667	19,174	12,470	158,772
Minority interest	—	—	—	—	—	—	—	9	9
Total Liabilities and Equity	8,550	7,372	31,147	5,074	23,413	1,217,448	54,712	29,801	1,377,517

Associate’s revenue and profit
Operating income	3,384	3,386	49,944	15	38,024	222,912	3,707	6,291	327,663
Operating expenses	(2,229)	(3,348)	(49,699)	(57)	(36,693)	(133,128)	(2,224)	(5,725)	(233,103)
Other income (expenses)	(13)	159	(304)	903	(195)	(72,143)	979	179	(70,435)
Gain before tax	1,142	197	(59)	861	1,136	17,641	2,462	745	24,125
Income tax	(261)	(4)	75	—	(270)	(4,239)	(514)	(267)	(5,480)
Gain for the year	881	193	16	861	866	13,402	1,948	478	18,645
	2020
Associate’s statement of financial position	Centro de Compensación Automatizado S.A.	Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Sociedad Operadora de Tarjetas de Crédito Nexus S.A.	Sociedad Interbancaria de Depósitos de Valores S.A.	Redbanc S.A.	Transbank S.A.	Administrador Financiero del Transantiago S.A.	Sociedad Imerc OTC S.A.	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Current assets	7,438	5,190	10,687	140	7,123	893,293	49,239	22,796	995,906
Non-current assets	3,696	1,968	8,523	5,700	18,361	112,844	602	5,391	157,085
Total Assets	11,134	7,158	19,210	5,840	25,484	1,006,137	49,841	28,187	1,152,991

Current liabilities	2,534	516	6,957	314	6,997	937,137	30,670	13,843	998,968
Non-current liabilities	418	206	3,627	—	9,824	1,663	—	2,088	17,826
Total Liabilities	2,952	722	10,584	314	16,821	938,800	30,670	15,931	1,016,794
Equity	8,182	6,436	8,626	5,526	8,663	67,337	19,171	12,248	136,189
Minority interest	—	—	—	—	—	—	—	8	8
Total Liabilities and Equity	11,134	7,158	19,210	5,840	25,484	1,006,137	49,841	28,187	1,152,991

Associate’s revenue and profit
Operating income	4,519	3,623	45,137	10	36,111	463,087	3,836	6,044	562,367
Operating expenses	(2,066)	(3,495)	(44,326)	(41)	(36,683)	(417,401)	(2,195)	(6,268)	(512,475)
Other income (expenses)	(42)	68	(13,339)	1,060	(364)	(68,833)	809	91	(80,550)
Gain before tax	2,411	196	(12,528)	1,029	(936)	(23,147)	2,450	(133)	(30,658)
Income tax	(601)	(6)	3,477	1	292	6,477	(506)	(59)	9,075
Gain for the year	1,810	190	(9,051)	1,030	(644)	(16,670)	1,944	(192)	(21,583)

Schedule of financial information of entities controls jointly
	Artikos Chile S.A.		Servipag Ltda.
	2019	2020	2019	2020
	MCh$	MCh$	MCh$	MCh$
Current assets	1,701	1,856	74,748	71,711
Non-current assets	1,944	1,799	18,005	16,102
Total Assets	3,645	3,655	92,753	87,813

Current liabilities	1,083	1,108	74,745	70,887
Non-current liabilities	163	—	5,716	3,658
Total Liabilities	1,246	1,108	80,461	74,545
Equity	2,399	2,547	12,292	13,268
Total Liabilities and Equity	3,645	3,655	92,753	87,813

Operating income	3,643	3,632	43,259	40,138
Operating expenses	(2,452)	(2,534)	(41,708)	(38,841)
Other income (expenses)	11	4	(315)	(31)
Profit before tax	1,202	1,102	1,236	1,266
Income tax	46	3	(343)	(290)
Profit for the year	1,248	1,105	893	976

Schedule of reconciliation of investments in other companies that are not consolidated
	2018	2019	2020
	MCh$	MCh$	MCh$
Balance as of January 1,	35,771	42,252	48,442
Capital increase	—	671	—
Participation in net income	6,811	6,039	(5,099)
Dividends received	(411)	(552)	(1,001)
Other	81	32	(4)
Balance as of December 31,	42,252	48,442	42,338